Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ(a)	35,956	$140,865

Auto Components — 2.3%
Nokian Renkaat OYJ	28,155	655,803

Banks — 0.7%
Aktia Bank OYJ	19,759	196,272

Building Products — 0.8%
Uponor OYJ	18,218	228,181

Chemicals — 1.2%
Kemira OYJ	26,213	335,317

Commercial Services & Supplies — 0.7%
Caverion OYJ(a)	32,795	211,216

Communications Equipment — 12.9%
Nokia OYJ	934,837	3,707,640

Construction & Engineering — 0.9%
YIT OYJ	45,747	251,889

Containers & Packaging — 2.8%
Huhtamaki OYJ(a)	19,971	806,839

Diversified Telecommunication Services — 4.4%
Elisa OYJ	20,342	1,275,734

Electric Utilities — 4.7%
Fortum OYJ	69,860	1,338,144

Entertainment — 0.7%
Rovio Entertainment OYJ(b)(c)	31,514	189,295

Food & Staples Retailing — 3.1%
Kesko OYJ, Class B	53,288	900,978

Health Care Providers & Services — 0.6%
Oriola OYJ, Class B	71,207	165,543

Insurance — 9.5%
Sampo OYJ, Class A(a)	75,967	2,714,200

IT Services — 2.0%
TietoEVRY OYJ(a)(c)	21,638	569,954

Machinery — 23.9%
Cargotec OYJ, Class B	11,807	258,730
Kone OYJ, Class B	56,280	3,773,711
Konecranes OYJ(a)	15,478	370,508
Metso OYJ	22,053	715,559
Outotec OYJ	48,410	248,674
Valmet OYJ(a)	29,228	760,125
Wartsila OYJ Abp	90,699	708,644

		6,835,951

Media — 0.8%
Sanoma OYJ	23,500	227,943

Security	Shares	Value

Metals & Mining — 0.9%
Outokumpu OYJ(a)	91,284	$273,446

Multiline Retail — 0.8%
Tokmanni Group Corp.	16,677	224,463

Oil, Gas & Consumable Fuels — 4.6%
Neste OYJ	32,840	1,326,754

Paper & Forest Products — 14.4%
Metsa Board OYJ(a)	53,252	379,992
Stora Enso OYJ, Class R(a)	102,419	1,256,031
UPM-Kymmene OYJ	85,889	2,481,137

		4,117,160

Pharmaceuticals — 4.0%
Orion OYJ, Class B	21,512	1,150,978

Real Estate Management & Development — 0.6%
Citycon OYJ(c)	26,034	175,491

Software — 1.1%
BasWare OYJ(a)	4,418	149,888
F-Secure OYJ(a)	50,313	173,214

		323,102

Specialty Retail — 0.6%
Musti Group OYJ	11,625	170,690

Total Common Stocks — 99.5% (Cost: $32,719,475)		28,513,848

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	659,503	660,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	155,000	155,000

		815,492

Total Short-Term Investments — 2.9% (Cost: $815,119)		815,492

Total Investments in Securities — 102.4% (Cost: $33,534,594)		29,329,340

Other Assets, Less Liabilities — (2.4)%		(680,199)

Net Assets — 100.0%		$28,649,141

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	532,403	127,100	659,503	$660,492	$3,774	(b)	$90		$313
BlackRock Cash Funds: Treasury, SL Agency Shares	165,000	(10,000)	155,000	155,000	1,611		—		—

				$815,492	$5,385		$90		$313

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	06/19/20	$102	$5,579

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$28,513,848	$—	$—	$28,513,848
Money Market Funds	815,492	—	—	815,492

	$29,329,340	$—	$—	$29,329,340

Derivative financial instruments(a)
Assets
Futures Contracts	$5,579	$—	$—	$5,579

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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